Income Tax (Details) - Schedule of Deferred Tax Assets Liability Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax asset (liability)
Net operating loss carryforward	$ 15,037
Startup/organization expenses	74,799	725
Unrealized gain/loss	(309,780)
Total deferred tax assets	(219,944)	725
Valuation allowance	(74,799)	(725)
Deferred tax liability, net of allowance	$ (294,743)